SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Deferred revenue	$ 14,528	$ 12,129
Payroll and related employee accruals	7,049	7,613
Government authorities	3,641	2,472
Advances from customers	3,833	4,279
Provision for vacation pay	6,269	5,922
Capital lease		800
Hedging Instruments		799
Other	5,016	2,750
Other current liabilities	$ 40,336	$ 36,764